Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long-term debt
Long-term debt consists of the following:

$ in millions		December 31
		2019	2018
Fixed-rate notes and debentures, maturing in	Interest rate
2019	5.05%	$—	$500
2020	2.08%	1,000	1,000
2021	3.50%	700	700
2022	2.55%	1,500	1,500
2023	3.25%	1,050	1,050
2025	2.93%	1,500	1,500
2026	7.75% - 7.88%	527	527
2027	3.20%	750	750
2028	3.25%	2,000	2,000
2031	7.75%	466	466
2040	5.05%	300	300
2043	4.75%	950	950
2045	3.85%	600	600
2047	4.03%	2,250	2,250
Credit facilities	1.89%	78	108
Other	Various	272	272
Debt issuance costs		(64)	(73)
Total long-term debt		13,879	14,400
Less: current portion(1)		1,109	517
Long-term debt, net of current portion		$12,770	$13,883

(1) The current portion of long-term debt is recorded in Other current liabilities in the consolidated statements of financial position.

Long-term debt maturities
Maturities of long-term debt as of December 31, 2019, are as follows:

$ in millions
Year Ending December 31
2020	$1,110
2021	742
2022	1,505
2023	1,053
2024	3
Thereafter	9,532
Total principal payments	13,945
Unamortized premium on long-term debt, net of discount	(2)
Debt issuance costs	(64)
Total long-term debt	$13,879